CONSOLIDATED BALANCE SHEETS - USD ($)		Sep. 30, 2016	Sep. 30, 2015
ASSETS
Property, plant and equipment		$ 9,958,627,000	$ 8,931,254,000
Construction in progress		183,879,000	280,421,000
Total property, plant and equipment and construction in progress		10,142,506,000	9,211,675,000
Less accumulated depreciation and amortization		1,873,900,000	1,794,975,000
Net property, plant and equipment	[1]	8,268,606,000	7,416,700,000
Current assets
Cash and cash equivalents		47,534,000	28,653,000
Accounts receivable, less allowance for doubtful accounts of $13,367 in 2016 and $15,283 in 2015		215,880,000	213,333,000
Gas stored underground		179,070,000	195,336,000
Current assets of disposal group classified as held for sale		151,117,000	139,055,000
Other current assets		88,085,000	49,929,000
Total current assets		681,686,000	626,306,000
Goodwill	[2]	726,962,000	726,257,000
Noncurrent assets of disposal group classified as held for sale		28,616,000	30,385,000
Deferred charges and other assets		305,019,000	275,424,000
Total assets		10,010,889,000	9,075,072,000
Shareholders' equity
Common stock, no par value (stated at $.005 per share); 200,000,000 shares authorized; issued and outstanding: 2016 — 103,930,560 shares, 2015 — 101,478,818 shares		520,000	507,000
Additional paid-in capital		2,388,027,000	2,230,591,000
Accumulated other comprehensive loss		(188,022,000)	(109,330,000)
Retained earnings		1,262,534,000	1,073,029,000
Shareholders' equity		3,463,059,000	3,194,797,000
Long-term debt		2,188,779,000	2,437,515,000
Total capitalization		5,651,838,000	5,632,312,000
Current liabilities
Accounts payable and accrued liabilities		196,485,000	174,646,000
Current liabilities of disposal group classified as held for sale		72,900,000	74,560,000
Other current liabilities		439,085,000	447,690,000
Short-term debt		829,811,000	457,927,000
Current maturities of long-term debt		250,000,000	0
Total current liabilities		1,788,281,000	1,154,823,000
Deferred income taxes		1,603,056,000	1,411,315,000
Regulatory cost of removal obligation		424,281,000	427,553,000
Pension and postretirement liabilities		297,743,000	287,373,000
Noncurrent liabilities of disposal group held for sale		316,000	347,000
Deferred credits and other liabilities		245,374,000	161,349,000
Total shareholders' equity and liabilities		$ 10,010,889,000	$ 9,075,072,000

[1]	Net property, plant and equipment includes plant acquisition adjustments of $(59.8) million and $(68.1) million at September 30, 2016 and 2015.
[2]	Natural gas marketing had goodwill of $16.4 million at September 30, 2016 and 2015 classified as assets held for sale on the consolidated balance sheet.